CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands		Ordinary Shares CNY (¥) shares	Ordinary Shares USD ($) shares	Treasury shares CNY (¥)		Treasury shares USD ($)	Additional paid-in capital Camelot Technology Co Ltd CNY (¥)	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Accumulated other comprehensive income(loss) CNY (¥)	Accumulated other comprehensive income(loss) USD ($)	Statutory reserve funds CNY (¥)	Statutory reserve funds USD ($)	Accumulated deficit Adjustment CNY (¥)	Accumulated deficit CNY (¥)	Accumulated deficit USD ($)	Total Kingsoft Cloud Holdings Limited shareholders' equity Camelot Technology Co Ltd CNY (¥)	Total Kingsoft Cloud Holdings Limited shareholders' equity Adjustment CNY (¥)	Total Kingsoft Cloud Holdings Limited shareholders' equity CNY (¥)	Total Kingsoft Cloud Holdings Limited shareholders' equity USD ($)	Non-controlling interests Camelot Technology Co Ltd CNY (¥)	Non-controlling interests CNY (¥)	Non-controlling interests USD ($)	Camelot Technology Co Ltd CNY (¥)	Adjustment CNY (¥)	CNY (¥)	USD ($)
Balance at Dec. 31, 2020		¥ 22,801						¥ 14,149,984		¥ (68,440)				¥ (5,684)	¥ (5,864,356)			¥ (5,684)	¥ 8,239,989			¥ 61			¥ (5,684)	¥ 8,240,050
Balance (in shares) at Dec. 31, 2020 | shares	[1]	3,339,618,633	3,339,618,633
Net loss for the year															(1,588,712)				(1,588,712)			(3,044)				(1,591,756)
Appropriation to statutory reserves												¥ 7,723			(7,723)
Business acquisition		¥ 1,598						3,615,485											3,617,083			891,590				4,508,673
Business acquisition (In shares) | shares	[1]	247,475,446	247,475,446
Other comprehensive income (loss)										(139,442)									(139,442)			(133)				(139,575)
Share-based compensation								434,350											434,350							434,350
Exercise and vesting of share-based awards		¥ 383						45,982											46,365							46,365
Exercise and vesting of share-based awards (in shares) | shares	[1]	59,287,761	59,287,761
Balance at Dec. 31, 2021		¥ 24,782						18,245,801		(207,882)		7,723			(7,466,475)				10,603,949			888,474				11,492,423
Balance (in shares) at Dec. 31, 2021 | shares	[1]	3,646,381,840	3,646,381,840
Net loss for the year															(2,658,184)				(2,658,184)			(30,204)				(2,688,388)
Appropriation to statutory reserves												6,977			(6,977)
Other comprehensive income (loss)										660,956									660,956			(259)				660,697
Capital contribution from non-controlling interests																						2,143				2,143
Disposal of a subsidiary																						(9,136)				(9,136)
Share-based compensation								392,291											392,291			(68,539)				323,752
Exercise and vesting of share-based awards		¥ 280						10,113											10,393							10,393
Exercise and vesting of share-based awards (in shares) | shares		45,933,211	45,933,211
Repurchase of ordinary shares				¥ (208,385)	[1]														(208,385)							(208,385)
Repurchase of ordinary shares (in shares) | shares		(183,901,110)	(183,901,110)
Balance at Dec. 31, 2022		¥ 25,062		(208,385)	[1]			18,648,205		453,074		14,700			(10,131,636)				8,801,020			782,479				9,583,499
Balance (in shares) at Dec. 31, 2022 | shares	[1]	3,508,413,941	3,508,413,941
Net loss for the year															(2,176,340)				(2,176,340)			(7,307)				(2,183,647)	$ (307,559)
Appropriation to statutory reserves												7,065			(7,065)
Other comprehensive income (loss)										102,268									102,268			(27)				102,241
Disposal of a subsidiary																						(437)				(437)
Share-based compensation								175,557											175,557			6,088				181,645
Exercise and vesting of share-based awards		¥ 381						10,802											11,183							11,183
Exercise and vesting of share-based awards (in shares) | shares	[1]	53,683,525	53,683,525
Acquisition of non-controlling interests (Note 4)							¥ (23,536)										¥ (23,536)				¥ (425,918)			¥ (449,454)
Balance at Dec. 31, 2023		¥ 25,443	$ 3,584	¥ (208,385)		$ (29,350)		¥ 18,811,028	$ 2,649,478	¥ 555,342	$ 78,218	¥ 21,765	$ 3,066		¥ (12,315,041)	$ (1,734,539)			¥ 6,890,152	$ 970,457		¥ 355,752	$ 50,107			¥ 7,245,904	$ 1,020,564
Balance (in shares) at Dec. 31, 2023 | shares	[1]	3,562,097,466	3,562,097,466

[1]	As of December 31, 2021, 2022 and 2023, 158,902,970, 112,969,750 and 59,286,225 ordinary shares, respectively, were issued in relation to the share awards. These shares are legally issued but not outstanding.